Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SENIOR DEBT PORTFOLIO
Entity Central Index Key	0000933188
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000064522
Shareholder Report [Line Items]
Fund Name	Senior Debt Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Senior Debt Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Floating-Rate Advantage Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Senior Debt Portfolio	$236	2.23%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index℠ (the Index):

↑ The Fund’s use of leverage ― not employed by the Index ― amplified the price appreciation and interest income of loans held in the Fund’s underlying portfolio

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, contributed to Index-relative returns

↑ An out-of-Index allocation to secured high yield bonds, which generally outperformed floating-rate loans during the period, helped Index-relative performance

↑ Loan selections in the diversified telecommunication services industry contributed to Index-relative returns during the period

↓ Loan selections in the health care providers & services, household durables, and energy equipment & services industries detracted from Index-relative returns

↓ An underweight exposure to CCC-rated loans hampered Index relative performance as lower-rated loans generally outperformed higher-rated loans during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Senior Debt Portfolio	Bloomberg U.S. Universal Index	Morningstar ® LSTA® US Leveraged Loan Index℠
10/14	$10,000	$10,000	$10,000
11/14	$10,050	$10,054	$10,050
12/14	$9,946	$10,036	$9,924
1/15	$9,978	$10,227	$9,956
2/15	$10,144	$10,167	$10,097
3/15	$10,186	$10,209	$10,134
4/15	$10,282	$10,197	$10,228
5/15	$10,286	$10,180	$10,247
6/15	$10,231	$10,066	$10,204
7/15	$10,245	$10,125	$10,203
8/15	$10,146	$10,095	$10,132
9/15	$10,046	$10,134	$10,066
10/15	$10,053	$10,167	$10,048
11/15	$9,923	$10,130	$9,960
12/15	$9,787	$10,079	$9,855
1/16	$9,697	$10,190	$9,791
2/16	$9,641	$10,263	$9,739
3/16	$10,021	$10,388	$10,008
4/16	$10,272	$10,459	$10,206
5/16	$10,366	$10,467	$10,297
6/16	$10,351	$10,652	$10,300
7/16	$10,527	$10,739	$10,447
8/16	$10,625	$10,751	$10,525
9/16	$10,760	$10,753	$10,616
10/16	$10,876	$10,682	$10,704
11/16	$10,896	$10,442	$10,732
12/16	$11,055	$10,473	$10,856
1/17	$11,127	$10,510	$10,917
2/17	$11,194	$10,591	$10,972
3/17	$11,225	$10,588	$10,981
4/17	$11,276	$10,675	$11,029
5/17	$11,329	$10,758	$11,069
6/17	$11,340	$10,749	$11,064
7/17	$11,415	$10,802	$11,140
8/17	$11,416	$10,895	$11,135
9/17	$11,479	$10,857	$11,179
10/17	$11,557	$10,870	$11,246
11/17	$11,578	$10,854	$11,259
12/17	$11,622	$10,901	$11,303
1/18	$11,743	$10,797	$11,412
2/18	$11,774	$10,694	$11,435
3/18	$11,821	$10,748	$11,467
4/18	$11,878	$10,676	$11,514
5/18	$11,894	$10,735	$11,534
6/18	$11,909	$10,719	$11,547
7/18	$12,013	$10,741	$11,633
8/18	$12,074	$10,794	$11,679
9/18	$12,155	$10,748	$11,760
10/18	$12,151	$10,658	$11,756
11/18	$12,024	$10,706	$11,650
12/18	$11,654	$10,874	$11,353
1/19	$12,002	$11,024	$11,642
2/19	$12,200	$11,036	$11,828
3/19	$12,156	$11,235	$11,807
4/19	$12,371	$11,251	$12,002
5/19	$12,314	$11,423	$11,976
6/19	$12,335	$11,585	$12,005
7/19	$12,432	$11,619	$12,101
8/19	$12,396	$11,882	$12,068
9/19	$12,450	$11,830	$12,124
10/19	$12,375	$11,869	$12,070
11/19	$12,450	$11,866	$12,141
12/19	$12,703	$11,884	$12,334
1/20	$12,768	$12,097	$12,403
2/20	$12,578	$12,278	$12,239
3/20	$10,704	$12,039	$10,725
4/20	$11,201	$12,280	$11,208
5/20	$11,667	$12,394	$11,634
6/20	$11,855	$12,498	$11,766
7/20	$12,081	$12,717	$11,996
8/20	$12,310	$12,644	$12,176
9/20	$12,366	$12,621	$12,253
10/20	$12,399	$12,576	$12,278
11/20	$12,763	$12,740	$12,551
12/20	$12,942	$12,784	$12,720
1/21	$13,110	$12,704	$12,871
2/21	$13,189	$12,540	$12,947
3/21	$13,185	$12,394	$12,946
4/21	$13,245	$12,498	$13,013
5/21	$13,326	$12,546	$13,089
6/21	$13,395	$12,637	$13,137
7/21	$13,389	$12,764	$13,135
8/21	$13,486	$12,756	$13,198
9/21	$13,567	$12,647	$13,282
10/21	$13,585	$12,636	$13,318
11/21	$13,539	$12,652	$13,297
12/21	$13,641	$12,643	$13,382
1/22	$13,660	$12,366	$13,430
2/22	$13,571	$12,197	$13,361
3/22	$13,580	$11,870	$13,368
4/22	$13,552	$11,427	$13,397
5/22	$13,144	$11,490	$13,054
6/22	$12,701	$11,261	$12,771
7/22	$13,084	$11,544	$13,044
8/22	$13,277	$11,244	$13,241
9/22	$12,843	$10,759	$12,939
10/22	$12,990	$10,641	$13,068
11/22	$13,234	$11,038	$13,224
12/22	$13,231	$11,001	$13,278
1/23	$13,671	$11,342	$13,633
2/23	$13,749	$11,063	$13,711
3/23	$13,712	$11,323	$13,707
4/23	$13,870	$11,392	$13,851
5/23	$13,819	$11,274	$13,826
6/23	$14,124	$11,256	$14,139
7/23	$14,353	$11,267	$14,320
8/23	$14,560	$11,200	$14,488
9/23	$14,653	$10,932	$14,628
10/23	$14,574	$10,768	$14,625
11/23	$14,841	$11,253	$14,803
12/23	$15,142	$11,680	$15,047
1/24	$15,234	$11,652	$15,149
2/24	$15,364	$11,512	$15,287
3/24	$15,514	$11,625	$15,417
4/24	$15,570	$11,353	$15,510
5/24	$15,720	$11,542	$15,655
6/24	$15,773	$11,647	$15,710
7/24	$15,893	$11,911	$15,817
8/24	$16,013	$12,087	$15,917
9/24	$16,095	$12,253	$16,031
10/24	$16,241	$11,974	$16,169

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Senior Debt Portfolio	11.64%	5.58%	4.97%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
Morningstar®LSTA® US Leveraged Loan Index℠	10.56%	6.02%	4.92%

AssetsNet	$ 5,855,695,948
Holdings Count | Holding	687
Advisory Fees Paid, Amount	$ 30,948,747
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,855,695,948
# of Portfolio Holdings	687
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$30,948,747

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
CCC or Lower	5.1%
B	61.3%
BB	23.4%
BBB	5.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122